John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 6.9%				$37,809,668
(Cost $38,576,358)
U.S. Government 6.7%				36,779,375
U.S. Treasury
Note	0.125	04-30-23	12,022,000	11,872,664
Note	0.250	05-15-24	10,000,000	9,722,266
Note	0.250	06-30-25	2,000,000	1,906,641
Note	0.875	01-31-24	2,000,000	1,978,359
Note	1.375	01-31-25	8,800,000	8,736,750
Note	2.375	04-30-26	2,500,000	2,562,695
U.S. Government Agency 0.2%				1,030,293
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.618%) (A)	1.868	11-01-44	187,745	194,944
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.619%) (A)	1.900	03-01-43	258,730	268,632
30 Yr Pass Thru (12 month LIBOR + 1.566%) (A)	1.912	04-01-47	88,348	91,540
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	12-20-47	293,999	297,446

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	03-20-48	174,652	177,731
Corporate bonds 59.5%				$327,423,694
(Cost $335,257,711)
Communication services 5.5%				30,171,636
Diversified telecommunication services 1.7%
AT&T, Inc.	0.900	03-25-24	4,000,000	3,931,115
Kenbourne Invest SA (B)	6.875	11-26-24	2,150,000	2,174,188
Telecom Italia SpA (B)	5.303	05-30-24	3,000,000	3,087,495
Entertainment 0.3%
Netflix, Inc.	5.750	03-01-24	1,440,000	1,530,000
Interactive media and services 0.4%
TripAdvisor, Inc. (B)	7.000	07-15-25	2,300,000	2,380,500
Media 1.9%
Altice France Holding SA (B)	10.500	05-15-27	1,250,000	1,308,750
CCO Holdings LLC (B)	4.000	03-01-23	400,000	399,500
Charter Communications Operating LLC	4.908	07-23-25	2,000,000	2,120,064
CSC Holdings LLC	5.250	06-01-24	500,000	506,875
DISH DBS Corp.	5.000	03-15-23	1,250,000	1,260,938
Radiate Holdco LLC (B)	4.500	09-15-26	2,150,000	2,054,314
Univision Communications, Inc. (B)	9.500	05-01-25	2,500,000	2,637,500
Wireless telecommunication services 1.2%
Sprint Corp.	7.125	06-15-24	2,690,000	2,908,589
Sprint Corp.	7.875	09-15-23	575,000	618,125
T-Mobile USA, Inc.	3.500	04-15-25	3,165,000	3,253,683
Consumer discretionary 10.3%				56,693,338
Auto components 0.3%
ZF North America Capital, Inc. (B)	4.750	04-29-25	1,500,000	1,522,500
Automobiles 2.9%
Daimler Finance North America LLC (B)	0.750	03-01-24	2,300,000	2,240,705
Daimler Trucks Finance North America LLC (B)	1.625	12-13-24	489,000	479,601
Ford Motor Credit Company LLC	2.300	02-10-25	1,000,000	970,110
Ford Motor Credit Company LLC	3.810	01-09-24	1,495,000	1,512,065
Ford Motor Credit Company LLC	5.125	06-16-25	3,290,000	3,441,340
General Motors Financial Company, Inc.	2.900	02-26-25	2,900,000	2,916,605
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (B)	1.000	09-17-24	640,000	$615,450
Nissan Motor Acceptance Company LLC (B)	1.050	03-08-24	3,450,000	3,342,814
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	322,000	309,971
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	227,000	229,906
Stena International SA (B)	6.125	02-01-25	1,150,000	1,167,250
Hotels, restaurants and leisure 4.4%
Dave & Buster’s, Inc. (B)	7.625	11-01-25	1,600,000	1,676,000
Expedia Group, Inc.	4.500	08-15-24	2,590,000	2,704,888
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25	2,800,000	2,886,996
Hyatt Hotels Corp.	1.800	10-01-24	339,000	331,665
Hyatt Hotels Corp.	3.375	07-15-23	1,150,000	1,163,874
Hyatt Hotels Corp.	5.375	04-23-25	2,015,000	2,179,848
International Game Technology PLC (B)	6.500	02-15-25	2,225,000	2,364,063
Life Time, Inc. (B)	8.000	04-15-26	1,033,000	1,030,500
Marriott International, Inc.	3.600	04-15-24	575,000	590,268
Marriott International, Inc.	5.750	05-01-25	2,610,000	2,856,294
Marriott Ownership Resorts, Inc. (B)	6.125	09-15-25	1,000,000	1,032,500
MGM Resorts International	5.750	06-15-25	1,250,000	1,309,375
Royal Caribbean Cruises, Ltd. (B)	9.125	06-15-23	1,000,000	1,045,680
Travel + Leisure Company	3.900	03-01-23	1,150,000	1,152,875
Travel + Leisure Company	6.600	10-01-25	1,825,000	1,948,817
Household durables 1.4%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,301,140
D.R. Horton, Inc.	4.375	09-15-22	575,000	580,343
Empire Communities Corp. (B)	7.000	12-15-25	2,320,000	2,296,800
Taylor Morrison Communities, Inc. (B)	5.625	03-01-24	2,725,000	2,806,750
Multiline retail 0.6%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,368,750
Specialty retail 0.4%
Specialty Building Products Holdings LLC (B)	6.375	09-30-26	2,300,000	2,317,595
Consumer staples 0.9%				4,829,942
Food products 0.7%
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	1,290,000	1,332,485
JDE Peet’s NV (B)	0.800	09-24-24	2,397,000	2,295,820
Personal products 0.2%
Unilever Capital Corp.	0.626	08-12-24	1,243,000	1,201,637
Energy 6.4%				35,283,866
Energy equipment and services 0.1%
CSI Compressco LP (B)	7.500	04-01-25	93,000	91,838
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (B)	10.000	04-01-26	302,373	293,302
Oil, gas and consumable fuels 6.3%
Aker BP ASA (B)	3.000	01-15-25	2,400,000	2,425,170
Antero Resources Corp.	5.000	03-01-25	2,000,000	2,025,000
Blue Racer Midstream LLC (B)	6.625	07-15-26	2,750,000	2,832,500
Buckeye Partners LP (B)	4.125	03-01-25	1,575,000	1,570,165
Buckeye Partners LP	4.150	07-01-23	460,000	465,628
Calumet Specialty Products Partners LP (B)	8.125	01-15-27	850,000	843,625
Cenovus Energy, Inc.	5.375	07-15-25	2,500,000	2,707,488
Continental Resources, Inc.	3.800	06-01-24	814,000	830,370
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Endeavor Energy Resources LP (B)	6.625	07-15-25	2,000,000	$2,090,180
Energean Israel Finance, Ltd. (B)	4.500	03-30-24	2,300,000	2,245,445
Energy Transfer LP	4.250	04-01-24	3,800,000	3,911,683
Hess Corp.	3.500	07-15-24	2,000,000	2,045,997
Leviathan Bond, Ltd. (B)	5.750	06-30-23	1,150,000	1,154,430
Leviathan Bond, Ltd. (B)	6.125	06-30-25	1,440,000	1,469,088
Parkland Corp. (B)	5.875	07-15-27	2,300,000	2,327,922
Phillips 66	3.700	04-06-23	61,000	62,317
Phillips 66 Partners LP	3.605	02-15-25	1,150,000	1,185,986
Southwestern Energy Company	5.950	01-23-25	2,500,000	2,606,250
The Williams Companies, Inc.	3.900	01-15-25	1,150,000	1,194,230
The Williams Companies, Inc.	4.500	11-15-23	873,000	905,252
Financials 11.7%				64,495,288
Banks 6.1%
Bank of America Corp.	4.200	08-26-24	2,300,000	2,394,756
Barclays Bank PLC	7.625	11-21-22	1,150,000	1,192,105
Barclays PLC	4.375	09-11-24	2,150,000	2,227,403
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,428,337
Citigroup, Inc.	3.875	03-26-25	2,000,000	2,072,142
Cooperatieve Rabobank UA	0.375	01-12-24	2,015,000	1,963,547
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,933,156
HSBC Holdings PLC	4.250	08-18-25	2,500,000	2,597,483
Lloyds Banking Group PLC (0.695% to 5-11-23, then 1 Year CMT + 0.550%)	0.695	05-11-24	3,450,000	3,395,572
NatWest Group PLC	3.875	09-12-23	2,690,000	2,755,039
NatWest Markets PLC (B)	0.800	08-12-24	2,000,000	1,917,412
Regions Financial Corp.	2.250	05-18-25	3,000,000	3,005,258
Santander Holdings USA, Inc.	3.244	10-05-26	865,000	873,129
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	2,033,171
Santander Holdings USA, Inc.	3.500	06-07-24	2,300,000	2,344,504
Wells Fargo & Company	4.125	08-15-23	575,000	593,124
Capital markets 3.7%
Ares Capital Corp.	3.250	07-15-25	2,000,000	1,980,692
Ares Capital Corp.	4.200	06-10-24	5,165,000	5,335,177
Blackstone Private Credit Fund (B)	2.350	11-22-24	2,176,000	2,115,734
Blackstone Private Credit Fund (B)	2.700	01-15-25	437,000	426,372
Deutsche Bank AG	0.898	05-28-24	1,500,000	1,454,102
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	2,500,000	2,440,705
Hercules Capital, Inc.	2.625	09-16-26	456,000	434,257
Morgan Stanley (SOFR + 0.625%) (A)	0.675	01-24-25	3,000,000	3,003,060
The Goldman Sachs Group, Inc.	1.217	12-06-23	3,000,000	2,964,773
Consumer finance 1.0%
Ally Financial, Inc.	1.450	10-02-23	1,150,000	1,135,512
Ally Financial, Inc.	3.875	05-21-24	2,400,000	2,469,999
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	655,000	645,140
Enova International, Inc. (B)	8.500	09-15-25	1,500,000	1,492,500
Insurance 0.9%
Athene Global Funding (B)	1.200	10-13-23	1,725,000	1,701,613
Athene Global Funding (B)	2.500	01-14-25	1,500,000	1,497,412
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	575,000	592,777
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,066,000	1,079,325
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 2.2%				$11,933,071
Biotechnology 0.2%
AbbVie, Inc.	2.600	11-21-24	1,200,000	1,211,387
Health care equipment and supplies 0.4%
Varex Imaging Corp. (B)	7.875	10-15-27	1,893,000	2,034,975
Health care providers and services 0.4%
Encompass Health Corp.	5.125	03-15-23	132,000	132,330
HCA, Inc.	5.375	02-01-25	1,000,000	1,059,010
HCA, Inc.	5.875	05-01-23	1,150,000	1,196,000
Pharmaceuticals 1.2%
Astrazeneca Finance LLC	0.700	05-28-24	3,000,000	2,919,943
Bausch Health Companies, Inc. (B)	6.125	04-15-25	960,000	964,800
Mylan, Inc.	4.200	11-29-23	1,250,000	1,286,258
Royalty Pharma PLC	0.750	09-02-23	1,150,000	1,128,368
Industrials 9.7%				53,143,187
Aerospace and defense 1.0%
DAE Funding LLC (B)	1.550	08-01-24	2,525,000	2,422,985
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	69,387
The Boeing Company	1.950	02-01-24	2,440,000	2,430,238
The Boeing Company	4.508	05-01-23	575,000	590,810
Airlines 1.8%
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	25,600	28,452
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	2,160,266	2,130,119
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	160,337	164,212
Delta Air Lines, Inc. (B)	4.500	10-20-25	2,000,000	2,053,213
Delta Air Lines, Inc. (B)	4.750	10-20-28	274,000	285,762
Mileage Plus Holdings LLC (B)	6.500	06-20-27	2,000,000	2,110,000
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	292,546	281,617
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	170,728	173,319
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,246,676	2,333,255
Commercial services and supplies 0.9%
GFL Environmental, Inc. (B)	3.750	08-01-25	3,000,000	2,970,000
Prime Security Services Borrower LLC (B)	5.250	04-15-24	2,000,000	2,040,000
Construction and engineering 1.1%
Picasso Finance Sub, Inc. (B)	6.125	06-15-25	1,798,000	1,854,188
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,272,820
Tutor Perini Corp. (B)	6.875	05-01-25	3,000,000	2,936,730
Industrial conglomerates 0.5%
Siemens Financieringsmaatschappij NV (B)	0.650	03-11-24	2,875,000	2,810,575
Machinery 0.2%
CNH Industrial Capital LLC	1.950	07-02-23	1,150,000	1,149,355
Professional services 0.1%
IHS Markit, Ltd. (B)	5.000	11-01-22	575,000	584,562
Road and rail 0.9%
Avis Budget Car Rental LLC (B)	5.750	07-15-27	2,300,000	2,318,446
Uber Technologies, Inc. (B)	7.500	05-15-25	2,500,000	2,600,625
Trading companies and distributors 2.7%
AerCap Ireland Capital DAC	1.650	10-29-24	3,000,000	2,911,496
AerCap Ireland Capital DAC	3.150	02-15-24	2,500,000	2,520,519
Air Lease Corp.	0.700	02-15-24	1,000,000	968,950
Alta Equipment Group, Inc. (B)	5.625	04-15-26	2,500,000	2,487,500
Ashtead Capital, Inc. (B)	1.500	08-12-26	335,000	318,540
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Triton Container International, Ltd. (B)	0.800	08-01-23	2,570,000	$2,523,087
Triton Container International, Ltd. (B)	1.150	06-07-24	3,000,000	2,909,444
Transportation infrastructure 0.5%
Adani Ports & Special Economic Zone, Ltd. (B)	3.375	07-24-24	2,875,000	2,892,981
Information technology 2.7%				15,123,607
IT services 0.5%
Sabre GLBL, Inc. (B)	7.375	09-01-25	2,590,000	2,684,418
Semiconductors and semiconductor equipment 1.3%
Microchip Technology, Inc.	0.972	02-15-24	1,150,000	1,120,676
Microchip Technology, Inc. (B)	0.983	09-01-24	2,000,000	1,924,467
Microchip Technology, Inc.	2.670	09-01-23	575,000	580,144
NXP BV (B)	4.625	06-01-23	575,000	593,071
Renesas Electronics Corp. (B)	1.543	11-26-24	495,000	481,402
Skyworks Solutions, Inc.	0.900	06-01-23	2,450,000	2,416,785
Software 0.5%
Infor, Inc. (B)	1.450	07-15-23	103,000	102,189
VMware, Inc.	1.000	08-15-24	2,742,000	2,662,678
Technology hardware, storage and peripherals 0.4%
Dell International LLC	5.450	06-15-23	459,000	477,777
Likewize Corp. (B)	9.750	10-15-25	2,000,000	2,080,000
Materials 5.1%				27,877,231
Chemicals 1.1%
Braskem Finance, Ltd.	6.450	02-03-24	1,300,000	1,381,250
FS Luxembourg Sarl (B)	10.000	12-15-25	790,000	817,658
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	505,463
Tronox, Inc. (B)	6.500	05-01-25	2,000,000	2,077,600
WR Grace Holdings LLC (B)	5.625	10-01-24	1,150,000	1,172,816
Construction materials 0.6%
Cemex SAB de CV (B)	7.375	06-05-27	2,875,000	3,080,045
Containers and packaging 1.2%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	1,575,000	1,523,813
Can-Pack SA (B)	3.125	11-01-25	935,000	909,288
Graphic Packaging International LLC (B)	0.821	04-15-24	2,875,000	2,795,882
Sealed Air Corp. (B)	5.250	04-01-23	865,000	880,138
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	575,000	589,375
Metals and mining 2.2%
Anglo American Capital PLC (B)	3.625	09-11-24	1,150,000	1,180,597
Anglo American Capital PLC (B)	4.875	05-14-25	489,000	522,373
Arconic Corp. (B)	6.125	02-15-28	1,538,000	1,572,605
First Quantum Minerals, Ltd. (B)	6.500	03-01-24	1,200,000	1,215,216
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	1,650,000	1,753,488
Freeport-McMoRan, Inc.	4.550	11-14-24	3,800,000	3,967,124
Hudbay Minerals, Inc. (B)	4.500	04-01-26	2,000,000	1,932,500
Real estate 2.3%				12,767,354
Equity real estate investment trusts 2.3%
GLP Capital LP	5.250	06-01-25	2,500,000	2,634,350
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,693,173
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,348,824
MGM Growth Properties Operating Partnership LP	5.625	05-01-24	2,000,000	2,076,327
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (B)	3.500	02-15-25	2,000,000	$2,004,680
VICI Properties LP (B)	4.250	12-01-26	1,000,000	1,010,000
Utilities 2.7%				15,105,174
Electric utilities 1.5%
FirstEnergy Corp.	2.050	03-01-25	1,000,000	972,560
FirstEnergy Corp.	3.350	07-15-22	575,000	573,448
Israel Electric Corp., Ltd. (B)	5.000	11-12-24	1,200,000	1,271,148
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	1,000,000	1,058,201
NRG Energy, Inc. (B)	3.750	06-15-24	1,440,000	1,468,203
Vistra Operations Company LLC (B)	3.550	07-15-24	1,000,000	1,012,896
Vistra Operations Company LLC (B)	5.000	07-31-27	1,725,000	1,737,808
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	2,000,000	2,036,080
AmeriGas Partners LP	5.625	05-20-24	1,440,000	1,468,800
Multi-utilities 0.6%

CenterPoint Energy, Inc. (SOFR + 0.650%) (A)	0.700	05-13-24	2,500,000	2,500,463

CenterPoint Energy, Inc.	2.500	09-01-24	1,000,000	1,005,567
Municipal bonds 0.9%				$4,947,506
(Cost $4,913,781)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,056,391
Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	996,443
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,624,617
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,017,009

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	253,046
Term loans (C) 6.5%				$35,897,973
(Cost $36,256,337)
Communication services 0.9%				4,966,772
Diversified telecommunication services 0.3%
Lumen Technologies, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.459	03-15-27	1,669,496	1,624,102
Interactive media and services 0.2%
Arches Buyer, Inc., Refinancing Term Loan (1 month LIBOR + 3.250%)	3.750	12-06-27	1,138,500	1,118,440
Media 0.4%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	2.691	01-31-28	2,265,000	2,224,230
Consumer discretionary 1.3%				6,771,810
Auto components 0.3%
Dealer Tire LLC, Term Loan B1 (1 month LIBOR + 4.250%)	4.459	12-12-25	1,554,141	1,546,853
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd., Term Loan (D)	TBD	07-31-26	1,472,472	1,466,037
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	446,000	440,425
Fertitta Entertainment LLC, Initial Term Loan B (1 month CME Term SOFR + 4.000%)	4.500	01-27-29	174,000	173,071
Household durables 0.1%
Hunter Douglas, Inc., Term Loan (D)	TBD	02-09-29	494,000	486,284
Specialty retail 0.5%
Specialty Building Products Holdings LLC, Initial Term Loan (1 month LIBOR + 3.750%)	4.250	10-15-28	2,686,000	2,659,140
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials 0.3%				$1,797,321
Insurance 0.3%
USI, Inc., 2017 New Term Loan (3 month LIBOR + 3.000%)	3.224	05-16-24	1,814,907	1,797,321
Industrials 1.0%				5,538,053
Commercial services and supplies 0.9%
Cimpress USA, Inc., Tranche Term Loan B1 (1 month LIBOR + 3.500%)	4.000	05-17-28	2,487,500	2,468,844
TTF Holdings LLC, Initial Term Loan (1 month LIBOR + 4.250%)	5.000	03-31-28	2,719,792	2,706,193
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	368,078	363,016
Information technology 1.5%				8,420,492
IT services 0.3%
Virtusa Corp., Term Loan B (1 month LIBOR + 3.750%)	4.500	02-11-28	1,771,613	1,746,704
Software 1.2%
Avaya, Inc., Tranche Term Loan B1 (1 month LIBOR + 4.250%)	4.441	12-15-27	1,532,410	1,518,527
Boxer Parent Company, Inc., 2021 Replacement Dollar Term Loan (3 month LIBOR + 3.750%)	3.974	10-02-25	1,739,525	1,717,781
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	1,230,000	1,216,937
Grab Holdings, Inc., Initial Term Loan (3 month LIBOR + 4.500%)	5.500	01-29-26	2,238,722	2,220,543
Materials 1.5%				8,403,525
Chemicals 0.8%
Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	3.250	01-29-26	2,288,500	2,261,336
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	4.250	09-29-27	2,049,551	2,041,865
Containers and packaging 0.7%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.356	04-03-24	2,835,083	2,784,136
Pactiv Evergreen Group Holdings, Inc., Tranche B-2 U.S. Term Loan (1 month LIBOR + 3.250%)	3.459	02-05-26	1,138,500	1,119,293

Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan (1 month LIBOR + 3.500%)	4.000	09-24-28	199,500	196,895
Collateralized mortgage obligations 5.6%				$31,032,361
(Cost $31,414,612)
Commercial and residential 4.3%				23,608,690
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A2 (B)(E)	3.751	09-25-48	33,337	33,285
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	176,414	174,651
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.162	03-15-37	250,000	242,480
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	175,000	174,727
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (1 month SOFR + 1.200%) (A)(B)	1.249	06-25-31	2,700,000	2,671,241
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,360,017	1,315,136
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (1 month SOFR + 0.750%) (A)(B)	0.799	01-25-70	1,967,423	1,963,934
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.512	03-15-37	2,473,749	2,442,716
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(B)	1.042	11-15-38	378,000	373,985
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.941	12-15-37	99,000	97,482
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(B)	2.741	12-15-37	100,000	98,247
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	86,996	86,996
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-2, Class A1 (B)(E)	1.853	03-25-65	168,995	$169,095
Series 2020-3, Class A1 (B)(E)	1.506	04-27-65	163,026	162,490
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(B)	1.791	05-15-36	423,000	418,756
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.241	05-15-36	250,000	247,189
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.541	05-15-36	250,000	246,550
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (A)(B)	1.291	03-15-38	982,970	955,893
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	289,136	296,483
Radnor RE, Ltd.
Series 2021-1, Class M1A (1 month SOFR + 1.650%) (A)(B)	1.699	12-27-33	2,000,000	1,994,237
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(B)	1.100	01-15-24	1,268,000	1,246,920
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	45,364	45,145
Towd Point HE Trust
Series 2021-HE1, Class A1 (B)(E)	0.918	02-25-63	1,293,275	1,280,384
Towd Point Mortgage Trust 2021-Sj2
Series 2021-SJ2, Class A1A (B)(E)	2.250	12-25-61	1,835,588	1,829,222
TPGI Trust
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (A)(B)	1.340	06-15-26	2,000,000	1,941,900
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (A)(B)	2.291	07-15-39	3,000,000	2,943,757
Vista Point Securitization Trust
Series 2020-1, Class A1 (B)(E)	1.763	03-25-65	155,968	155,789
U.S. Government Agency 1.3%				7,423,671
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (1 month SOFR + 0.800%) (A)(B)	0.849	08-25-33	893,081	892,023
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(B)	1.549	10-25-41	1,950,000	1,882,310
Series 2021-HQA1, Class M1 (1 month SOFR + 0.700%) (A)(B)	0.749	08-25-33	488,505	487,430
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(B)	1.050	01-25-42	653,000	647,056
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(B)	1.349	02-25-42	530,000	529,841
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (A)(B)	2.449	02-25-42	577,000	574,114
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.591	05-15-36	77,356	78,307
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.141	12-15-31	69,163	70,779
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.591	04-15-27	40,000	40,079
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.241	11-15-36	109,977	113,578
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.591	09-15-45	96,820	97,642
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.691	08-15-46	105,082	106,266
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.591	10-15-46	79,455	80,129
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.787	01-25-34	258,939	262,649
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.937	02-25-33	101,641	103,470
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.587	11-25-36	92,690	93,425
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.487	01-25-37	126,162	126,717
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.437	07-25-36	88,568	88,736
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	1.007	03-25-37	101,827	104,362
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.508	03-25-36	68,604	68,513
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.637	11-25-40	82,474	83,493
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.657	12-25-40	153,019	154,939
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.687	02-25-42	41,396	41,949
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.537	11-25-44	178,988	180,009
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.606	01-25-47	327,632	331,884

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	0.552	07-25-46	183,663	183,971
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 19.2%				$105,588,927
(Cost $107,660,926)
Asset backed securities 19.2%				105,588,927
Aimco CLO, Ltd.
Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) (A)(B)	3.133	01-17-32	3,750,000	3,747,495
American Tower Trust
Series 2013, Class 2A (B)	3.070	03-15-48	500,000	501,127
AMMC CLO, Ltd.
Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.559	11-02-30	500,000	498,143
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (B)	2.300	11-22-27	4,000,000	3,893,419
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (B)	2.630	06-20-24	139,610	140,305
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	697,950	696,073
Arm Master Trust
Series 2021-T2, Class A (B)	1.420	01-15-24	660,000	659,858
Barings Middle Market CLO, Ltd.
Series 2017-1A, Class XR (3 month LIBOR + 1.250%) (A)(B)	1.504	01-20-34	4,000,000	3,971,764
BHG Securitization Trust
Series 2021-A, Class A (B)	1.420	11-17-33	2,222,925	2,174,313
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,767,630	1,788,117
Capital Automotive LLC
Series 2017-1A, Class A1 (B)	3.870	04-15-47	902,897	904,203
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,101,435
CARS-DB5 LP
Series 2021-1A, Class A3 (B)	1.920	08-15-51	3,512,000	3,359,580
CCG Receivables Trust
Series 2019-1, Class B (B)	3.220	09-14-26	610,000	616,498
Chase Auto Credit Linked Notes
Series 2020-1, Class C (B)	1.389	01-25-28	398,243	397,874
Series 2021-1, Class B (B)	0.875	09-25-28	104,926	103,883
Series 2021-2, Class B (B)	0.889	12-26-28	1,547,981	1,530,265
Series 2021-3, Class D (B)	1.009	02-26-29	1,672,112	1,644,414
Chesapeake Funding II LLC
Series 2020-1A, Class A1 (B)	0.870	08-15-32	144,533	143,590
CIFC Funding, Ltd.
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	1.294	04-20-31	555,000	552,365
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	2,546,250	2,455,496
Crossroads Asset Trust
Series 2021-A, Class D (B)	2.520	01-20-26	322,000	313,096
Cutwater, Ltd.
Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	1.941	07-15-26	384,394	384,746
DLLAA LLC
Series 2021-1A, Class A3 (B)	0.670	04-17-26	5,000,000	4,897,335
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month LIBOR + 2.100%) (A)(B)	2.341	01-15-35	3,000,000	2,976,822
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.187	07-25-69	373,665	375,446
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (B)	3.310	03-25-30	916,890	910,784
Series 2019-A, Class A (B)	2.610	01-25-34	66,962	66,193
Encina Equipment Finance LLC
Series 2021-1A, Class C (B)	1.390	06-15-27	500,000	487,982
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	2,116,000	2,095,457
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-26-49	3,000,000	3,048,533
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
First Investors Auto Owner Trust
Series 2021-1A, Class C (B)	1.170	03-15-27	640,000	$623,167
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	551,830	559,826
Flagship Credit Auto Trust
Series 2018-2, Class D (B)	4.230	09-16-24	730,000	746,324
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	2,968,831	2,973,700
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.680	11-22-31	685,921	684,006
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	435,422
Goldentree Loan Management US CLO 6, Ltd.
Series 2019-6A, Class AR (3 month CME Term SOFR + 1.320%) (A)(B)	1.561	04-20-35	1,033,000	1,032,749
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month LIBOR + 1.700%) (A)(B)	1.958	01-25-32	3,000,000	2,965,251
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (A)(B)	4.549	11-30-32	1,000,000	982,962
Series 2020-3A, Class E (3 month LIBOR + 8.340%) (A)(B)	8.639	11-30-32	875,000	851,393
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,004,017	1,010,765
Honda Auto Receivables Owner Trust
Series 2021-2, Class A3	0.330	08-15-25	2,000,000	1,968,569
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	503,188
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	1,003,748
Series 2021-2A, Class D (B)	1.290	03-20-29	2,240,000	2,171,967
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	727,715
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (B)	0.560	06-13-28	2,000,000	1,943,332
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(B)	2.241	10-15-26	2,000,000	1,997,454
MVW LLC
Series 2020-1A, Class D (B)	7.140	10-20-37	3,157,015	3,261,961
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	4,839,362	4,904,208
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.791	10-15-31	249,000	250,981
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (A)(B)	2.141	07-15-34	500,000	494,123
Oasis LLC
Series 2020-2A, Class A (B)	4.262	05-15-32	119,887	120,105
Oasis Securitization Funding LLC
Series 2021-1A, Class A (B)	2.579	02-15-33	708,969	709,703
Series 2021-2A, Class A (B)	2.143	10-15-33	2,676,639	2,661,634
Oxford Finance Funding LLC
Series 2020-1A, Class A2 (B)	3.101	02-15-28	2,000,000	2,005,335
OZLM XII, Ltd.
Series 2015-12A, Class BR (3 month LIBOR + 2.050%) (A)(B)	2.349	04-30-27	3,525,000	3,521,390
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (A)(B)	3.654	07-20-34	1,000,000	983,504
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (B)	1.833	12-15-31	813,607	806,542
Small Business Lending Trust
Series 2020-A, Class A (B)	2.620	12-15-26	8,094	8,097
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	18,683	18,698
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.941	10-15-35	488,090	486,470
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(B)	0.720	04-17-38	2,491,925	2,479,224
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month LIBOR + 1.400%) (A)(B)	1.491	12-29-29	3,000,000	$2,974,479
Symphony Static CLO I, Ltd.
Series 2021-1A, Class E1 (3 month LIBOR + 5.350%) (A)(B)	5.479	10-25-29	3,000,000	2,919,636
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	1,054,894	1,089,136
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	1,000,406
Towd Point Mortgage Trust
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	53,550	54,750
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	132,607	133,609
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	555,000	549,067
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	2,902,625	2,810,247
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	358,000	354,810
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	1.834	10-20-28	500,000	497,238
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (B)	2.840	07-15-24	362,297	363,405
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	734,341	512,020

	Par value^	Value
Escrow certificates 0.0%		$252
(Cost $0)
LSC Communications, Inc. (B)(F)	400,000	252

	Yield (%)	Shares	Value
Short-term investments 0.1%			$641,817
(Cost $641,817)
Short-term funds 0.1%			641,817
Federated Government Obligations Fund, Institutional Class	0.0300(G)	641,817	641,817

Total investments (Cost $554,721,542) 98.7%	$543,342,198
Other assets and liabilities, net 1.3%	7,187,543
Total net assets 100.0%	$550,529,741

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $276,549,104 or 50.2% of the fund’s net assets as of 2-28-22.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 2-28-22.
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of net assets on 2-28-22:
United States	77.2%
Cayman Islands	5.8%
United Kingdom	3.4%
Canada	2.8%
Netherlands	1.4%
Luxembourg	1.4%
Israel	1.3%
Ireland	1.3%
Other countries	5.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$37,809,668	—	$37,809,668	—
Corporate bonds	327,423,694	—	327,423,694	—
Municipal bonds	4,947,506	—	4,947,506	—
Term loans	35,897,973	—	35,897,973	—
Collateralized mortgage obligations	31,032,361	—	31,032,361	—
Asset backed securities	105,588,927	—	105,588,927	—
Escrow certificates	252	—	252	—
Short-term investments	641,817	$641,817	—	—
Total investments in securities	$543,342,198	$641,817	$542,700,381	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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